Variable interest entities - Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 3,524,706	$ 3,118,013
Total liabilities	(1,584,016)	(1,212,519)
VIE primary beneficiary
Variable Interest Entity [Line Items]
Total assets	887,719	776,289
Total liabilities	$ (5,199)	$ (16,971)